Shareholder Report	12 Months Ended	105 Months Ended
	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Bernstein Fund Inc
Entity Central Index Key	0001653463
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000163285
Shareholder Report [Line Items]
Fund Name	International Small Cap Portfolio
Class Name	Advisor Class
Trading Symbol	IRCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Small Cap Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/IRCYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/IRCYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$121	1.07%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes of the Portfolio outperformed the Morgan Stanley Capital International ("MSCI") All Country World Index ("ACWI") ex USA Small Cap Index (net) (the "benchmark") and the Lipper International/Mid-Cap Core Funds Average. Stock selection and currency exposures contributed to performance, relative to the benchmark, while sector selection, as well as country allocation detracted from overall returns. Security selection within communication services, technology, and industrials contributed significantly due to strong earnings growth, while selection within consumer staples was the main detractor during the period.

Performance Past Does Not Indicate Future [Text]
Line Graph [Table Text Block]
	Advisor Class	MSCI ACWI ex USA Index (net)	MSCI ACWI ex USA Small Cap Index (net)
12/15	$10,000	$10,000	$10,000
09/16	$10,930	$10,756	$10,993
09/17	$13,062	$12,865	$13,103
09/18	$13,262	$13,091	$13,347
09/19	$12,241	$12,931	$12,595
09/20	$12,474	$13,319	$13,473
09/21	$16,243	$16,504	$17,927
09/22	$11,238	$12,351	$12,740
09/23	$13,547	$14,869	$15,162
09/24	$16,989	$18,638	$18,687

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/21/15
Advisor Class	25.41%	6.77%	6.22%
MSCI ACWI ex USA Index (net)	25.35%	7.59%	7.35%
MSCI ACWI ex USA Small Cap Index (net)	23.25%	8.21%	7.38%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/IRCYX-A for the most recent performance information.

Performance Inception Date		Dec. 21, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,150,383,961	$ 1,150,383,961
Holdings Count | Holding	279	279
Advisory Fees Paid, Amount	$ 10,709,170
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,150,383,961
# of Portfolio Holdings	279
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$10,709,170

Holdings [Text Block]

Sector Allocation

Value	Value
Industrials	22.0%
Consumer Discretionary	13.7%
Financials	11.9%
Information Technology	11.1%
Materials	9.4%
Communication Services	7.5%
Health Care	5.9%
Energy	5.8%
Real Estate	4.3%
Consumer Staples	3.5%
Utilities	2.2%
Short-Term Investments	2.2%
Other assets less liabilities	0.5%

Material Fund Change [Text Block]
C000163291
Shareholder Report [Line Items]
Fund Name	International Small Cap Portfolio
Class Name	Class Z
Trading Symbol	IRCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Small Cap Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/IRCZX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/IRCZX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$122	1.08%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes of the Portfolio outperformed the Morgan Stanley Capital International ("MSCI") All Country World Index ("ACWI") ex USA Small Cap Index (net) (the "benchmark") and the Lipper International/Mid-Cap Core Funds Average. Stock selection and currency exposures contributed to performance, relative to the benchmark, while sector selection, as well as country allocation detracted from overall returns. Security selection within communication services, technology, and industrials contributed significantly due to strong earnings growth, while selection within consumer staples was the main detractor during the period.

Performance Past Does Not Indicate Future [Text]
Line Graph [Table Text Block]
	Class Z	MSCI ACWI ex USA Index (net)	MSCI ACWI ex USA Small Cap Index (net)
12/15	$10,000	$10,000	$10,000
09/16	$10,930	$10,756	$10,993
09/17	$13,063	$12,865	$13,103
09/18	$13,264	$13,091	$13,347
09/19	$12,243	$12,931	$12,595
09/20	$12,477	$13,319	$13,473
09/21	$16,248	$16,504	$17,927
09/22	$11,242	$12,351	$12,740
09/23	$13,538	$14,869	$15,162
09/24	$16,979	$18,638	$18,687

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/21/15
Class Z	25.42%	6.76%	6.22%
MSCI ACWI ex USA Index (net)	25.35%	7.59%	7.35%
MSCI ACWI ex USA Small Cap Index (net)	23.25%	8.21%	7.38%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/IRCZX-A for the most recent performance information.

Performance Inception Date		Dec. 21, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,150,383,961	$ 1,150,383,961
Holdings Count | Holding	279	279
Advisory Fees Paid, Amount	$ 10,709,170
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,150,383,961
# of Portfolio Holdings	279
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$10,709,170

Holdings [Text Block]

Sector Allocation

Value	Value
Industrials	22.0%
Consumer Discretionary	13.7%
Financials	11.9%
Information Technology	11.1%
Materials	9.4%
Communication Services	7.5%
Health Care	5.9%
Energy	5.8%
Real Estate	4.3%
Consumer Staples	3.5%
Utilities	2.2%
Short-Term Investments	2.2%
Other assets less liabilities	0.5%

Material Fund Change [Text Block]
C000163292
Shareholder Report [Line Items]
Fund Name	International Small Cap Portfolio
Class Name	SCB Class
Trading Symbol	IRCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Small Cap Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/IRCSX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/IRCSX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SCB Class	$149	1.32%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes of the Portfolio outperformed the Morgan Stanley Capital International ("MSCI") All Country World Index ("ACWI") ex USA Small Cap Index (net) (the "benchmark") and the Lipper International/Mid-Cap Core Funds Average. Stock selection and currency exposures contributed to performance, relative to the benchmark, while sector selection, as well as country allocation detracted from overall returns. Security selection within communication services, technology, and industrials contributed significantly due to strong earnings growth, while selection within consumer staples was the main detractor during the period.

Performance Past Does Not Indicate Future [Text]
Line Graph [Table Text Block]
	SCB Class	MSCI ACWI ex USA Index (net)	MSCI ACWI ex USA Small Cap Index (net)
12/15	$10,000	$10,000	$10,000
09/16	$10,920	$10,756	$10,993
09/17	$13,026	$12,865	$13,103
09/18	$13,194	$13,091	$13,347
09/19	$12,135	$12,931	$12,595
09/20	$12,349	$13,319	$13,473
09/21	$16,027	$16,504	$17,927
09/22	$11,057	$12,351	$12,740
09/23	$13,289	$14,869	$15,162
09/24	$16,632	$18,638	$18,687

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/21/15
SCB Class	25.15%	6.51%	5.97%
MSCI ACWI ex USA Index (net)	25.35%	7.59%	7.35%
MSCI ACWI ex USA Small Cap Index (net)	23.25%	8.21%	7.38%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/IRCSX-A for the most recent performance information.

Performance Inception Date		Dec. 21, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,150,383,961	$ 1,150,383,961
Holdings Count | Holding	279	279
Advisory Fees Paid, Amount	$ 10,709,170
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,150,383,961
# of Portfolio Holdings	279
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$10,709,170

Holdings [Text Block]

Sector Allocation

Value	Value
Industrials	22.0%
Consumer Discretionary	13.7%
Financials	11.9%
Information Technology	11.1%
Materials	9.4%
Communication Services	7.5%
Health Care	5.9%
Energy	5.8%
Real Estate	4.3%
Consumer Staples	3.5%
Utilities	2.2%
Short-Term Investments	2.2%
Other assets less liabilities	0.5%

Material Fund Change [Text Block]
C000163278
Shareholder Report [Line Items]
Fund Name	International Strategic Equities Portfolio
Class Name	Advisor Class
Trading Symbol	STEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Strategic Equities Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/STEYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/STEYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$76	0.67%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, all share classes of the Portfolio outperformed Morgan Stanley Capital International ("MSCI") All Country World Index ("ACWI") ex USA Index (net) (the "benchmark"). Sector selection was positive, relative to the benchmark, mainly from an overweight to the technology sector, which was boosted by AI-related sentiment, and an underweight to the materials sector, which was impacted by concerns about weaker demand especially from China. Country selection was positive, as overweights to the Netherlands and Taiwan, and an underweight to China, all contributed. Stock selection was also positive during the period.

Performance Past Does Not Indicate Future [Text]
Line Graph [Table Text Block]
	Advisor Class	MSCI ACWI ex USA Index (net)
12/15	$10,000	$10,000
09/16	$10,575	$10,756
09/17	$12,942	$12,865
09/18	$13,095	$13,091
09/19	$12,570	$12,931
09/20	$12,825	$13,319
09/21	$15,393	$16,504
09/22	$11,396	$12,351
09/23	$13,584	$14,869
09/24	$17,380	$18,638

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/21/15
Advisor Class	27.95%	6.70%	6.50%
MSCI ACWI ex USA Index (net)	25.35%	7.59%	7.35%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/STEYX-A for the most recent performance information.

Performance Inception Date		Dec. 21, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 8,260,302,557	$ 8,260,302,557
Holdings Count | Holding	84	84
Advisory Fees Paid, Amount	$ 49,085,937
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$8,260,302,557
# of Portfolio Holdings	84
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$49,085,937

Holdings [Text Block]

Sector Allocation

Value	Value
Financials	23.1%
Industrials	18.1%
Information Technology	14.0%
Consumer Discretionary	11.5%
Health Care	10.4%
Communication Services	5.2%
Consumer Staples	4.9%
Energy	4.8%
Materials	3.2%
Utilities	1.7%
Real Estate	1.4%
Short-Term Investments	1.3%
Other assets less liabilities	0.4%

Material Fund Change [Text Block]
C000163284
Shareholder Report [Line Items]
Fund Name	International Strategic Equities Portfolio
Class Name	Class Z
Trading Symbol	STEZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Strategic Equities Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/STEZX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/STEZX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$79	0.69%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, all share classes of the Portfolio outperformed Morgan Stanley Capital International ("MSCI") All Country World Index ("ACWI") ex USA Index (net) (the "benchmark"). Sector selection was positive, relative to the benchmark, mainly from an overweight to the technology sector, which was boosted by AI-related sentiment, and an underweight to the materials sector, which was impacted by concerns about weaker demand especially from China. Country selection was positive, as overweights to the Netherlands and Taiwan, and an underweight to China, all contributed. Stock selection was also positive during the period.

Performance Past Does Not Indicate Future [Text]
Line Graph [Table Text Block]
	Class Z	MSCI ACWI ex USA Index (net)
12/15	$10,000	$10,000
09/16	$10,585	$10,756
09/17	$12,951	$12,865
09/18	$13,104	$13,091
09/19	$12,577	$12,931
09/20	$12,831	$13,319
09/21	$15,407	$16,504
09/22	$11,400	$12,351
09/23	$13,594	$14,869
09/24	$17,384	$18,638

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/21/15
Class Z	27.88%	6.69%	6.50%
MSCI ACWI ex USA Index (net)	25.35%	7.59%	7.35%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/STEZX-A for the most recent performance information.

Performance Inception Date		Dec. 21, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 8,260,302,557	$ 8,260,302,557
Holdings Count | Holding	84	84
Advisory Fees Paid, Amount	$ 49,085,937
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$8,260,302,557
# of Portfolio Holdings	84
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$49,085,937

Holdings [Text Block]

Sector Allocation

Value	Value
Financials	23.1%
Industrials	18.1%
Information Technology	14.0%
Consumer Discretionary	11.5%
Health Care	10.4%
Communication Services	5.2%
Consumer Staples	4.9%
Energy	4.8%
Materials	3.2%
Utilities	1.7%
Real Estate	1.4%
Short-Term Investments	1.3%
Other assets less liabilities	0.4%

Material Fund Change [Text Block]
C000163277
Shareholder Report [Line Items]
Fund Name	International Strategic Equities Portfolio
Class Name	SCB Class
Trading Symbol	STESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Strategic Equities Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/STESX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/STESX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SCB Class	$105	0.92%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, all share classes of the Portfolio outperformed Morgan Stanley Capital International ("MSCI") All Country World Index ("ACWI") ex USA Index (net) (the "benchmark"). Sector selection was positive, relative to the benchmark, mainly from an overweight to the technology sector, which was boosted by AI-related sentiment, and an underweight to the materials sector, which was impacted by concerns about weaker demand especially from China. Country selection was positive, as overweights to the Netherlands and Taiwan, and an underweight to China, all contributed. Stock selection was also positive during the period.

Performance Past Does Not Indicate Future [Text]
Line Graph [Table Text Block]
	SCB Class	MSCI ACWI ex USA Index (net)
12/15	$10,000	$10,000
09/16	$10,575	$10,756
09/17	$12,902	$12,865
09/18	$13,013	$13,091
09/19	$12,463	$12,931
09/20	$12,688	$13,319
09/21	$15,196	$16,504
09/22	$11,226	$12,351
09/23	$13,338	$14,869
09/24	$17,033	$18,638

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/21/15
SCB Class	27.71%	6.45%	6.25%
MSCI ACWI ex USA Index (net)	25.35%	7.59%	7.35%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/STESX-A for the most recent performance information.

Performance Inception Date		Dec. 21, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 8,260,302,557	$ 8,260,302,557
Holdings Count | Holding	84	84
Advisory Fees Paid, Amount	$ 49,085,937
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$8,260,302,557
# of Portfolio Holdings	84
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$49,085,937

Holdings [Text Block]

Sector Allocation

Value	Value
Financials	23.1%
Industrials	18.1%
Information Technology	14.0%
Consumer Discretionary	11.5%
Health Care	10.4%
Communication Services	5.2%
Consumer Staples	4.9%
Energy	4.8%
Materials	3.2%
Utilities	1.7%
Real Estate	1.4%
Short-Term Investments	1.3%
Other assets less liabilities	0.4%

Material Fund Change [Text Block]
C000163294
Shareholder Report [Line Items]
Fund Name	Small Cap Core Portfolio
Class Name	Advisor Class
Trading Symbol	SCRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Cap Core Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/SCRYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/SCRYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$101	0.89%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended September 30, 2024, Advisor Class and Class Z shares of the Portfolio outperformed, while SCB Class shares underperformed the Russell 2000 Index (the "benchmark"). From a quantitative perspective, momentum and value factor exposures contributed to performance, relative to the benchmark. Conversely, the Portfolio’s exposure to companies with high profitability detracted from performance as low profitability companies outperformed during the period. Additionally, the Portfolio’s exposure to holdings with strong investor sentiment negatively impacted performance as companies with weaker historical investor sentiment outperformed.

Line Graph [Table Text Block]
	Advisor Class	Russell 2000 Index	S&P 500 Index
12/15	$10,000	$10,000	$10,000
09/16	$10,565	$10,911	$10,606
09/17	$12,287	$13,174	$12,580
09/18	$13,840	$15,181	$14,833
09/19	$12,470	$13,832	$15,464
09/20	$12,075	$13,885	$17,807
09/21	$17,826	$20,506	$23,149
09/22	$14,079	$15,687	$19,568
09/23	$16,094	$17,088	$23,798
09/24	$20,433	$21,661	$32,449

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 12/29/15
Advisor Class	26.96%	10.38%	8.50%
Russell 2000 Index	26.76%	9.39%	9.22%
S&P 500 Index	36.35%	15.98%	14.38%

Performance Inception Date	Dec. 29, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 742,166,244	$ 742,166,244
Advisory Fees Paid, Amount	$ 5,416,981
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$742,166,244
# of Portfolio Holdings	229
Portfolio Turnover Rate	63%
Total Advisory Fees Paid	$5,416,981

Holdings [Text Block]

Sector Allocation

Value	Value
Health Care	17.4%
Financials	17.3%
Industrials	17.0%
Information Technology	12.6%
Consumer Discretionary	10.5%
Real Estate	6.4%
Energy	5.8%
Materials	3.8%
Consumer Staples	2.8%
Utilities	2.7%
Communication Services	2.6%
Short-Term Investments	0.7%
Other assets less liabilities	0.4%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Vaxcyte, Inc.	$6,872,198	0.9%
Insmed, Inc.	$6,053,963	0.8%
Jackson Financial, Inc. - Class A	$5,885,612	0.8%
Fabrinet	$5,733,670	0.8%
Boot Barn Holdings, Inc.	$5,731,013	0.8%
Taylor Morrison Home Corp.	$5,626,491	0.8%
Powell Industries, Inc.	$5,607,245	0.8%
SPX Technologies, Inc.	$5,516,359	0.7%
ACI Worldwide, Inc.	$5,431,030	0.7%
SPS Commerce, Inc.	$5,378,509	0.7%
Total	$57,836,090	7.8%

Material Fund Change [Text Block]
C000163300
Shareholder Report [Line Items]
Fund Name	Small Cap Core Portfolio
Class Name	Class Z
Trading Symbol	SCRZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Cap Core Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/SCRZX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/SCRZX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$100	0.88%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended September 30, 2024, Advisor Class and Class Z shares of the Portfolio outperformed, while SCB Class shares underperformed the Russell 2000 Index (the "benchmark"). From a quantitative perspective, momentum and value factor exposures contributed to performance, relative to the benchmark. Conversely, the Portfolio’s exposure to companies with high profitability detracted from performance as low profitability companies outperformed during the period. Additionally, the Portfolio’s exposure to holdings with strong investor sentiment negatively impacted performance as companies with weaker historical investor sentiment outperformed.

Line Graph [Table Text Block]
	Class Z	Russell 2000 Index	S&P 500 Index
12/15	$10,000	$10,000	$10,000
09/16	$10,565	$10,911	$10,606
09/17	$12,280	$13,174	$12,580
09/18	$13,838	$15,181	$14,833
09/19	$12,481	$13,832	$15,464
09/20	$12,077	$13,885	$17,807
09/21	$17,839	$20,506	$23,149
09/22	$14,101	$15,687	$19,568
09/23	$16,110	$17,088	$23,798
09/24	$20,459	$21,661	$32,449

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 12/29/15
Class Z	26.99%	10.39%	8.52%
Russell 2000 Index	26.76%	9.39%	9.22%
S&P 500 Index	36.35%	15.98%	14.38%

Performance Inception Date	Dec. 29, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 742,166,244	742,166,244
Advisory Fees Paid, Amount	$ 5,416,981
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$742,166,244
# of Portfolio Holdings	229
Portfolio Turnover Rate	63%
Total Advisory Fees Paid	$5,416,981

Holdings [Text Block]

Sector Allocation

Value	Value
Health Care	17.4%
Financials	17.3%
Industrials	17.0%
Information Technology	12.6%
Consumer Discretionary	10.5%
Real Estate	6.4%
Energy	5.8%
Materials	3.8%
Consumer Staples	2.8%
Utilities	2.7%
Communication Services	2.6%
Short-Term Investments	0.7%
Other assets less liabilities	0.4%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Vaxcyte, Inc.	$6,872,198	0.9%
Insmed, Inc.	$6,053,963	0.8%
Jackson Financial, Inc. - Class A	$5,885,612	0.8%
Fabrinet	$5,733,670	0.8%
Boot Barn Holdings, Inc.	$5,731,013	0.8%
Taylor Morrison Home Corp.	$5,626,491	0.8%
Powell Industries, Inc.	$5,607,245	0.8%
SPX Technologies, Inc.	$5,516,359	0.7%
ACI Worldwide, Inc.	$5,431,030	0.7%
SPS Commerce, Inc.	$5,378,509	0.7%
Total	$57,836,090	7.8%

Material Fund Change [Text Block]
C000163293
Shareholder Report [Line Items]
Fund Name	Small Cap Core Portfolio
Class Name	SCB Class
Trading Symbol	SCRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Cap Core Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/SCRSX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/SCRSX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SCB Class	$129	1.14%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended September 30, 2024, Advisor Class and Class Z shares of the Portfolio outperformed, while SCB Class shares underperformed the Russell 2000 Index (the "benchmark"). From a quantitative perspective, momentum and value factor exposures contributed to performance, relative to the benchmark. Conversely, the Portfolio’s exposure to companies with high profitability detracted from performance as low profitability companies outperformed during the period. Additionally, the Portfolio’s exposure to holdings with strong investor sentiment negatively impacted performance as companies with weaker historical investor sentiment outperformed.

Line Graph [Table Text Block]
	SCB Class	Russell 2000 Index	S&P 500 Index
12/15	$10,000	$10,000	$10,000
09/16	$10,545	$10,911	$10,606
09/17	$12,230	$13,174	$12,580
09/18	$13,751	$15,181	$14,833
09/19	$12,356	$13,832	$15,464
09/20	$11,933	$13,885	$17,807
09/21	$17,579	$20,506	$23,149
09/22	$13,856	$15,687	$19,568
09/23	$15,792	$17,088	$23,798
09/24	$20,004	$21,661	$32,449

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 12/29/15
SCB Class	26.67%	10.12%	8.24%
Russell 2000 Index	26.76%	9.39%	9.22%
S&P 500 Index	36.35%	15.98%	14.38%

Performance Inception Date	Dec. 29, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 742,166,244	$ 742,166,244
Advisory Fees Paid, Amount	$ 5,416,981
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$742,166,244
# of Portfolio Holdings	229
Portfolio Turnover Rate	63%
Total Advisory Fees Paid	$5,416,981

Holdings [Text Block]

Sector Allocation

Value	Value
Health Care	17.4%
Financials	17.3%
Industrials	17.0%
Information Technology	12.6%
Consumer Discretionary	10.5%
Real Estate	6.4%
Energy	5.8%
Materials	3.8%
Consumer Staples	2.8%
Utilities	2.7%
Communication Services	2.6%
Short-Term Investments	0.7%
Other assets less liabilities	0.4%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Vaxcyte, Inc.	$6,872,198	0.9%
Insmed, Inc.	$6,053,963	0.8%
Jackson Financial, Inc. - Class A	$5,885,612	0.8%
Fabrinet	$5,733,670	0.8%
Boot Barn Holdings, Inc.	$5,731,013	0.8%
Taylor Morrison Home Corp.	$5,626,491	0.8%
Powell Industries, Inc.	$5,607,245	0.8%
SPX Technologies, Inc.	$5,516,359	0.7%
ACI Worldwide, Inc.	$5,431,030	0.7%
SPS Commerce, Inc.	$5,378,509	0.7%
Total	$57,836,090	7.8%

Material Fund Change [Text Block]